As filed with the Securities and Exchange Commission on April 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - February 28, 2011 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	86.9%
	Agricultural Chemicals	0.5%
	Potash Corporation of Saskatchewan
$ 1,430,000	5.875%, due 12/1/36		$ 1,502,224

	Airlines	0.2%
	Continental Airlines, Inc.
665,589	5.983%, due 4/19/22		693,876

	Appliances	0.9%
	Whirlpool Corp.
2,640,000	5.50%, due 3/1/13		2,789,656

	Automobile Manufacturers	1.0%
	DaimlerChrysler NA
2,210,000	6.50%, due 11/15/13		2,492,551
500,000	8.50%, due 1/18/31		673,591
			3,166,142

	Banks	2.8%
	Capital One Financial Corp.
2,930,000	6.15%, due 9/1/16		3,166,316
	Fifth Third Bancorp
1,550,000	4.50%, due 6/1/18		1,514,406
425,000	8.25%, due 3/1/38		513,764
	Key Bank NA
1,000,000	5.80%, due 7/1/14		1,094,533
	Marshall & Ilsley Bank
500,000	4.85%, due 6/16/15		525,063
	Royal Bank of Scotland Group PLC
750,000	5.00%, due 10/1/14		742,508
	Suntrust Banks
1,200,000	6.00%, due 9/11/17		1,292,395
	UBS AG Preferred Funding Trust
400,000	6.243%, due 5/15/16 (a)		394,000
			9,242,985

	Beverages	1.3%
	Anheuser-Busch Companies, Inc.
2,690,000	5.50%, due 1/15/18		2,965,162
1,030,000	6.45%, due 9/1/37		1,175,890
			4,141,052

	Broker	0.6%
	Goldman Sachs Capital II Preferred Trust
400,000	5.793%, due 6/1/43 (a)		346,000
	Jefferies Group, Inc.
550,000	6.25%, due 1/15/36		509,254
	Nomura Holdings, Inc.
1,000,000	6.70%, due 3/4/20		1,079,229
			1,934,483

	Cable/Satellite	1.0%
	Direct TV Holdings
1,600,000	7.625%, due 5/15/16		1,761,902
1,400,000	6.00%, due 8/15/40		1,374,334
			3,136,236

	Chemicals	1.7%
	Dow Chemical Co.
2,200,000	8.55%, due 5/15/19		2,793,846
2,340,000	7.375%, due 11/1/29		2,847,649
			5,641,495

	Construction	0.7%
	CRH America, Inc.
2,118,000	6.00%, due 9/30/16		2,284,399

	Consumer Products	0.3%
	Fortune Brands, Inc.
1,000,000	5.375%, due 1/15/16		1,052,754

	Diversified Financial Services	0.4%
	Block Financial LLC
1,300,000	7.875%, due 1/15/13		1,397,607

	Diversified Manufacturing	1.6%
	ITT Corp.
3,110,000	6.125%, due 5/1/19		3,516,396
	Ingersoll-Rand Global Holding Company Ltd.
560,000	6.875%, due 8/15/18		649,174
	Tyco Electronics Group SA
995,000	6.00%, due 10/1/12		1,065,305
			5,230,875

	Electric Utilities	10.2%
	Ameren Corp.
700,000	8.875%, due 5/15/14		805,136
	Arizona Public Service Co.
1,705,000	5.80%, due 6/30/14		1,875,416
	Constellation Energy Group
3,200,000	7.60%, due 4/1/32		3,691,725
	Consumers Energy
2,795,000	5.50%, due 8/15/16		3,127,312
	Dominion Resources, Inc.
2,230,000	5.15%, due 7/15/15		2,442,858
620,000	5.95%, due 6/15/35		650,670
	DTE Energy Co.
600,000	6.375%, due 4/15/33		625,426
	Duke Energy Corp.
1,610,000	6.25%, due 6/15/18		1,832,560
	Exelon Corp.
1,075,000	4.90%, due 6/15/15		1,142,642
1,555,000	5.625%, due 6/15/35		1,466,586
	FirstEnergy Corp.
1,415,000	7.375%, due 11/15/31		1,546,930
	Indiana Michigan Power
2,350,000	6.05%, due 3/15/37		2,469,046
	Jersey Central Power & Light
1,300,000	7.35%, due 2/1/19		1,566,448
	MidAmerican Energy Holdings Co.
2,000,000	6.125%, due 4/1/36		2,125,058
	Nevada Power Co.
1,430,000	6.50%, due 8/1/18		1,648,457
	NiSource Finance Corp.
1,715,000	5.40%, due 7/15/14		1,865,887
	Oncor Electric Delivery
555,000	7.00%, due 5/1/32		644,115
	PSEG Power, LLC
760,000	6.95%, due 6/1/12		815,149
	Puget Sound Energy, Inc.
2,550,000	6.274%, due 3/15/37		2,756,377
			33,097,798

	Energy	0.7%
	Diamond Offshore Drilling, Inc.
2,100,000	5.875%, due 5/1/19		2,321,687

	Finance	0.8%
	SLM Corp.
1,180,000	5.375%, due 5/15/14		1,217,431
1,350,000	8.45%, due 6/15/18		1,487,041
			2,704,472

	Finance - Credit Cards	0.5%
	American Express Co.
1,675,000	6.80%, due 9/1/66 (a)		1,715,367

	Food	3.5%
	ConAgra Foods, Inc.
450,000	7.125%, due 10/1/26		502,276
	Kraft Foods, Inc.
678,000	6.25%, due 6/1/12		720,763
1,800,000	4.125%, due 2/9/16		1,878,322
3,415,000	6.50%, due 8/11/17		3,928,199
1,570,000	6.875%, due 2/1/38		1,767,016
	Kroger Co.
1,350,000	6.20%, due 6/15/12		1,435,482
920,000	6.15%, due 1/15/20		1,039,615
			11,271,673

	Forest Products & Paper	0.3%
	International Paper Co.
705,000	7.95%, due 6/15/18		859,418

	Gas Pipelines	1.0%
	Plains All American Pipeline, L.P.
2,930,000	6.50%, due 5/1/18		3,293,651

	Health Care	0.9%
	Humana Inc.
2,655,000	7.20%, due 6/15/18		3,030,133

	Hotels	0.3%
	Marriott International, Inc.
900,000	5.625%, due 2/15/13		960,538

	Insurance	5.9%
	Allstate Corp.
350,000	6.125%, due 5/15/37 (a)		358,750
	American International Group
1,000,000	5.05%, due 10/1/15		1,045,793
2,100,000	8.175%, due 5/15/58 (a)		2,320,500
2,000,000	8.25%, due 8/15/18		2,395,406
	CIGNA Corp.
165,000	6.15%, due 11/15/36		173,967
	CNA Financial Corp.
700,000	5.85%, due 12/15/14		756,973
	Genworth Financial, Inc.
700,000	5.75%, due 6/15/14		729,223
	Hartford Financial Services Group
500,000	5.375%, due 3/15/17		521,968
	Lincoln National Corp.
1,300,000	8.75%, due 7/1/19		1,640,254
	Marsh & McLennan Cos., Inc.
1,280,000	5.75%, due 9/15/15		1,385,519
	MetLife, Inc.
1,005,000	6.40%, due 12/15/66		965,705
	Protective Life Corp.
350,000	7.375%, due 10/15/19		393,724
	Prudential Financial, Inc.
2,765,000	5.10%, due 9/20/14		2,991,359
1,030,000	6.625%, due 12/1/37		1,156,017
	Willis North America Inc.
1,365,000	6.20%, due 3/28/17		1,429,982
	XL Capital Ltd.
900,000	5.25%, due 9/15/14		950,944
			19,216,084

	Media	8.9%
	Comcast Corp.
2,615,000	6.50%, due 1/15/17		2,990,263
3,600,000	7.05%, due 3/15/33		4,056,242
	Cox Communications, Inc.
3,040,000	7.125%, due 10/1/12		3,310,311
	News America, Inc.
750,000	5.30%, due 12/15/14		831,330
2,875,000	6.20%, due 12/15/34		2,974,073
	Time Warner, Inc.
4,090,000	7.625%, due 4/15/31		4,846,662
	Time Warner Cable, Inc.
4,660,000	5.40%, due 7/2/12		4,917,945
	Time Warner Entertainment Company, L.P.
2,360,000	8.375%, due 7/15/33		2,937,917
	Viacom, Inc.
377,000	6.25%, due 4/30/16		432,977
755,000	7.875%, due 7/30/30		882,825
650,000	6.875%, due 4/30/36		725,576
			28,906,121

	Medical Services	0.3%
	Medco Health Solutions, Inc.
700,000	7.125%, due 3/15/18		822,760

	Metals	1.1%
	Alcoa Inc.
960,000	5.55%, due 2/1/17		1,032,882
1,360,000	5.95%, due 2/1/37		1,330,920
	Southern Copper Corp.
1,000,000	6.75%, due 4/16/40		1,044,225
			3,408,027

	Mining	3.6%
	Barrick Gold Corp.
2,470,000	6.95%, due 4/1/19		2,951,875
	Freeport-McMoran C&G
1,615,000	8.375%, due 4/1/17		1,794,808
	Newmont Mining Corp.
3,250,000	5.125%, due 10/1/19		3,504,605
	Vale Overseas Limited
1,565,000	6.25%, due 1/23/17		1,768,222
1,615,000	6.875%, due 11/21/36		1,738,480
			11,757,990

	Office Equipment	1.0%
	Xerox Corp.
2,886,000	6.40%, due 3/15/16		3,274,686

	Oil & Gas	12.9%
	Anadarko Petroleum Corp.
1,580,000	5.95%, due 9/15/16		1,734,764
1,300,000	6.45%, due 9/15/36		1,313,814
	Canadian Natural Resources
985,000	6.00%, due 8/15/16		1,118,696
2,055,000	6.50%, due 2/15/37		2,286,738
	Devon Energy Corp.
785,000	7.95%, due 4/15/32		1,024,000
	Encana Corp.
1,070,000	6.50%, due 8/15/34		1,154,505
	Encana Holdings Financial Corp.
925,000	5.80%, due 5/1/14		1,029,148
	Energy Transfer Partners LP
1,285,000	5.95%, due 2/1/15		1,416,327
620,000	7.50%, due 7/1/38		724,955
	Enterprise Products
1,075,000	5.60%, due 10/15/14		1,192,998
1,300,000	5.95%, due 2/1/41		1,268,790
	Hess Corp.
575,000	8.125%, due 2/15/19		723,252
2,330,000	7.875%, due 10/1/29		2,876,762
	Kinder Morgan Energy Partners
1,710,000	5.125%, due 11/15/14		1,856,757
1,670,000	5.80%, due 3/15/35		1,606,186
	Marathon Oil Corp.
427,000	5.90%, due 3/15/18		484,699
810,000	6.60%, due 10/1/37		888,455
	Nexen, Inc.
1,060,000	6.40%, due 5/15/37		1,017,693
	Pemex Master Trust
2,150,000	5.75%, due 3/1/18		2,275,147
2,025,000	6.625%, due 6/15/35		2,028,797
	Petrobras International Finance Co.
2,905,000	5.875%, due 3/1/18		3,106,046
2,000,000	6.875%, due 1/20/40		2,080,620
	Suncor Energy, Inc.
700,000	6.10%, due 6/1/18		797,796
2,400,000	6.50%, due 6/15/38		2,602,442
	Talisman Energy
805,000	6.25%, due 2/1/38		852,290
	Transocean Inc.
1,320,000	6.00%, due 3/15/18		1,429,209
	Valero Energy Corp.
885,000	6.625%, due 6/15/37		907,208
	Weatherford International Ltd.
850,000	9.625%, due 3/1/19		1,115,339
1,090,000	6.50%, due 8/1/36		1,136,491
			42,049,924

	Pharmacy Services	0.3%
	Express Scripts, Inc.
1,000,000	6.25%, due 6/15/14		1,117,177

	Pipelines	2.1%
	Enbridge Energy Partners, L.P.
700,000	5.20%, due 3/15/20		727,128
	ONEOK, Inc.
2,360,000	5.20%, due 6/15/15		2,541,437
	Tennessee Gas Pipeline
1,225,000	7.50%, due 4/1/17		1,437,775
665,000	7.00%, due 10/15/28		743,842
	Texas Eastern Transmission Corp.
950,000	7.00%, due 7/15/32		1,124,382
	TransCanada Pipelines Limited
400,000	6.35%, due 5/15/67 (a)		407,074
			6,981,638

	Real Estate Investment Trusts	2.1%
	Duke Realty LP
1,350,000	8.25%, due 8/15/19		1,630,180
	ERP Operating LP
845,000	5.25%, due 9/15/14		926,504
	Health Care Property Investors, Inc.
1,350,000	6.00%, due 1/30/17		1,468,903
	Healthcare Realty Trust
775,000	5.125%, due 4/1/14		816,331
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17		648,079
	ProLogis
1,290,000	5.75%, due 4/1/16		1,392,721
			6,882,718

	Retail	2.3%
	CVS/Caremark Corp.
2,925,000	5.75%, due 6/1/17		3,253,899
	Home Depot, Inc.
925,000	5.25%, due 12/16/13		1,015,346
2,365,000	5.875%, due 12/16/36		2,405,853
	Staples, Inc.
550,000	9.75%, due 1/15/14		664,800
			7,339,898

	Steel	0.7%
	Arcelormittal SA
2,000,000	9.00%, due 2/15/15		2,401,558

	Technology	1.7%
	CA Inc.
3,000,000	5.375%, due 12/1/19		3,105,519
	Corning Inc.
2,520,000	5.75%, due 8/15/40		2,521,688
			5,627,207

	Telecommunications	5.8%
	American Tower Corp.
3,000,000	5.05%, due 9/1/20		2,954,475
	AT&T Broadband Corp.
934,000	8.375%, due 3/15/13		1,059,828
	British Telecom PLC
1,520,000	5.15%, due 1/15/13		1,622,799
1,100,000	9.875%, due 12/15/30		1,529,210
	CenturyLink, Inc.
850,000	6.00%, due 4/1/17		900,381
	Deutsche Telekom International Finance
1,270,000	6.75%, due 8/20/18		1,487,258
1,345,000	8.75%, due 6/15/30		1,768,733
	Embarq Corp.
730,000	7.995%, due 6/1/36		832,026
	Qwest Corp.
815,000	6.875%, due 9/15/33		816,019
	Rogers Wireless, Inc.
1,910,000	6.375%, due 3/1/14		2,153,546
	Telecom Italia Capital
2,450,000	5.25%, due 11/15/13		2,561,798
1,405,000	6.375%, due 11/15/33		1,301,933
			18,988,006

	Tobacco	2.3%
	Altria Group, Inc.
2,070,000	9.70%, due 11/10/18		2,730,125
1,125,000	9.95%, due 11/10/38		1,568,655
	Reynolds American, Inc.
2,845,000	6.75%, due 6/15/17		3,206,972
			7,505,752

	Transportation	3.1%
	Burlington Northern Santa Fe
750,000	4.70%, due 10/1/19		788,616
2,950,000	6.15%, due 5/1/37		3,203,243
	CSX Corp.
1,340,000	5.60%, due 5/1/17		1,485,675
	Norfolk Southern Corp.
1,300,000	5.257%, due 9/17/14		1,434,778
605,000	7.05%, due 5/1/37		738,559
	Union Pacific Corp.
2,075,000	6.15%, due 5/1/37		2,269,859
			9,920,730

	Utilities - Natural Gas	0.6%
	Sempra Energy
1,800,000	6.00%, due 2/1/13		1,937,372

	Waste Disposal	1.0%
	Allied Waste North America, Inc.
1,995,000	6.875%, due 6/1/17		2,172,333
	Waste Management, Inc.
780,000	7.75%, due 5/15/32		970,189
			3,142,522

	Total Corporate Bonds (cost $258,700,332)		282,748,691

	SOVEREIGN BONDS	8.4%
	Federal Republic of Brazil
4,325,000	6.00%, due 1/17/17		4,859,138
6,460,000	7.125%, due 1/20/37		7,655,100
	Republic of Panama
1,100,000	5.20%, due 1/30/20		1,163,250
1,200,000	6.70%, due 1/26/36		1,326,000
	Republic of Peru
1,190,000	8.375%, due 5/3/16		1,466,675
1,830,000	6.55%, due 3/14/37		2,022,150
	United Mexican States
670,000	5.875%, due 1/15/14		740,350
4,280,000	5.625%, due 1/15/17		4,740,100
2,878,000	6.75%, due 9/27/34		3,237,750

	Total Sovereign Bonds (cost $25,454,163)		27,210,513

	U.S. GOVERNMENT INSTRUMENTALITIES	0.2%
	U.S. Treasury Notes	0.2%
	U.S. Treasury Notes
550,000	1.00%, due 7/31/11 (c)		551,977

	Total U.S. Government Instrumentalities (cost $551,768)		551,977

Shares

	SHORT-TERM INVESTMENTS	3.0%
9,815,105	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (b)(c)		9,815,105

	Total Short-Term Investments (cost $9,815,105)		9,815,105

	Total Investments (cost $294,521,368)	98.5%	320,326,286
	Other Assets less Liabilities	1.5%	5,034,725
	TOTAL NET ASSETS	100.0%	$ 325,361,011

	(a) Variable rate security. Rate shown reflects the rate in effect at February 28, 2011.
	(b) Rate shown is the 7-day yield at February 28, 2011.
	(c) A portion of the security is segregated in connection with credit default swap contracts.

Country Allocation
Country	% of Net Assets
United States	75.7%
Brazil	6.5%
Canada	5.5%
Mexico	4.0%
Luxembourg	2.3%
United Kingdom	1.2%
Switzerland	1.1%
Peru	1.1%
Netherlands	1.0%
Panama	0.8%
Japan	0.3%
Ireland	0.3%
Bermuda	0.2%
100.0%

PIA MBS BOND FUND
Schedule of Investments - February 28, 2011 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	94.7%
	U.S. Government Agencies	94.7%
	FHLMC Pool
$ 151,261	4.50%, due 5/1/20, #G18052		$ 160,005
134,806	4.50%, due 3/1/21, #G18119		141,755
133,083	5.00%, due 3/1/21, #G18105		142,016
287,068	4.50%, due 5/1/21, #J01723		302,315
117,770	6.00%, due 6/1/21, #G18124		128,819
410,353	4.50%, due 9/1/21, #G12378		434,072
143,841	5.00%, due 11/1/21, #G18160		153,497
113,211	5.00%, due 2/1/22, #G12522		120,811
216,806	5.00%, due 2/1/22, #J04411		230,276
399,791	5.50%, due 3/1/22, #G12577		431,113
231,727	5.00%, due 7/1/22, #J05243		246,124
24,786	5.50%, due 5/1/35, #B31639		26,666
758,882	5.00%, due 8/1/35, #A36351		799,655
587,121	5.00%, due 10/1/35, #G01940		618,666
719,691	6.00%, due 1/1/36, #A42208		787,885
49,662	7.00%, due 1/1/36, #G02048		56,897
866,695	5.50%, due 2/1/36, #G02031		932,432
301,555	7.00%, due 8/1/36, #G08148		343,446
737,453	6.50%, due 9/1/36, #A54908		826,030
352,720	6.50%, due 11/1/36, #A54094		395,086
450,843	5.50%, due 2/1/37, #A57840		483,066
818,746	5.00%, due 5/1/37, #A60268		858,130
713,159	5.00%, due 6/1/37, #G03094		747,464
2,055,940	5.50%, due 6/1/37, #A61982		2,199,029
1,296,552	6.00%, due 6/1/37, #A62176		1,410,492
2,361,869	6.00%, due 6/1/37, #A62444		2,575,333
381,823	5.00%, due 7/1/37, #A63187		400,189
1,258,116	5.50%, due 8/1/37, #G03156		1,345,678
232,156	6.50%, due 8/1/37, #A70413		259,460
15,843	7.00%, due 8/1/37, #A70079		18,044
64,259	7.00%, due 9/1/37, #A65171		73,138
45,976	7.00%, due 9/1/37, #A65335		52,328
20,665	7.00%, due 9/1/37, #A65670		23,520
177,469	7.00%, due 9/1/37, #A65780		201,990
25,062	7.00%, due 9/1/37, #A65941		28,525
7,373	7.00%, due 9/1/37, #A66041		8,483
291,807	7.00%, due 9/1/37, #G03207		332,344
223,542	6.50%, due 11/1/37, #A68726		249,833
1,924,324	5.00%, due 2/1/38, #A73370		2,015,686
55,409	5.00%, due 2/1/38, #G03836		58,074
218,255	5.00%, due 3/1/38, #A73704		228,617
2,177,201	5.00%, due 4/1/38, #A76335		2,280,570
464,606	5.50%, due 4/1/38, #G04121		496,942
118,663	5.00%, due 5/1/38, #A77463		124,296
221,693	5.50%, due 5/1/38, #A77265		236,914
485,306	5.50%, due 5/1/38, #G04215		518,628
463,580	5.00%, due 6/1/38, #A77986		485,590
102,268	5.00%, due 6/1/38, #G04522		107,124
188,571	5.00%, due 7/1/38, #A79197		197,524
616,296	4.50%, due 9/1/38, #G04773		629,736
172,315	5.00%, due 9/1/38, #G04690		180,496
2,753,049	5.00%, due 10/1/38, #G04832		2,885,478
82,819	5.00%, due 11/1/38, #A82849		86,751
163,385	5.00%, due 12/1/38, #G05683		171,244
878,388	4.50%, due 2/1/39, #A84694		895,897
1,556,350	5.00%, due 2/1/39, #G05507		1,630,242
174,454	4.50%, due 4/1/39, A85612		177,932
562,431	5.00%, due 5/1/39, #G08345		589,134
270,303	5.00%, due 9/1/39, #G05904		283,305
728,435	4.50%, due 11/1/39, #G05748		742,954
658,338	4.50%, due 12/1/39, #A90175		671,460
191,441	4.50%, due 4/1/40, #C03464		195,257
3,185,083	4.50%, due 5/1/40, #G06047		3,248,571
	FHLMC GOLD TBA (a)
2,000,000	4.00%, due 3/15/26		2,054,688
3,500,000	4.50%, due 3/15/41		3,565,079
1,000,000	4.50%, due 4/15/41		1,014,531
	FNMA Pool
102,157	4.50%, due 10/1/20, #842732		107,838
246,028	4.50%, due 12/1/20, #813954		259,710
123,788	4.50%, due 2/1/21, #845437		130,673
211,909	5.00%, due 2/1/21, #865191		226,730
93,484	5.00%, due 5/1/21, #879112		99,760
338,311	4.50%, due 7/1/21, #845515		356,386
214,471	5.50%, due 10/1/21, #905090		231,676
154,188	5.00%, due 2/1/22, #900946		164,538
373,648	6.00%, due 2/1/22, #912522		409,753
409,502	5.00%, due 6/1/22, #937709		435,369
191,418	5.00%, due 7/1/22, #938033		203,509
242,523	5.00%, due 7/1/22, #944887		260,926
673,673	5.50%, due 7/1/22, #905040		734,032
9,125	7.00%, due 8/1/32, #650101		10,493
192,872	4.50%, due 3/1/35, #814433		198,103
220,196	4.50%, due 4/1/35, #735396		226,168
168,578	4.50%, due 5/1/35, #822854		173,150
106,721	7.00%, due 6/1/35, #821610		122,008
167,199	4.50%, due 7/1/35, #826584		171,734
193,058	4.50%, due 7/1/35, #832199		198,294
24,260	5.00%, due 7/1/35, #833958		25,605
46,478	7.00%, due 7/1/35, #826251		53,136
269,759	4.50%, due 8/1/35, #835751		277,075
69,500	7.00%, due 9/1/35, #842290		79,456
67,962	4.50%, due 11/1/35, #256032		69,805
169,475	5.00%, due 12/1/35, #852482		178,872
244,874	4.50%, due 1/1/36, #852510		251,515
30,046	7.00%, due 2/1/36, #865190		34,350
40,051	7.00%, due 4/1/36, #887709		45,773
1,531,999	5.00%, due 5/1/36, #745515		1,616,943
28,097	5.00%, due 7/1/36, #888789		29,672
104,761	6.50%, due 7/1/36, #897100		117,377
127,733	7.00%, due 7/1/36, #887793		145,982
289,709	6.00%, due 8/1/36, #892925		316,209
564,278	6.50%, due 8/1/36, #878187		632,230
288,678	5.00%, due 9/1/36, #893621		303,782
195,187	7.00%, due 9/1/36, #900964		223,072
508,122	5.50%, due 10/1/36, #831845		545,696
391,819	5.50%, due 10/1/36, #893087		420,191
482,585	6.00%, due 10/1/36, #897174		526,729
420,141	5.50%, due 12/1/36, #256513		450,564
1,787	6.50%, due 12/1/36, #920162		2,025
125,145	7.00%, due 1/1/37, #256567		143,024
816,326	5.50%, due 2/1/37, #256597		875,436
344,146	6.00%, due 2/1/37, #909357		374,659
10,398	7.00%, due 2/1/37, #915904		11,883
91,978	5.00%, due 3/1/37, #913007		96,618
510,115	5.50%, due 3/1/37, #256636		546,415
26,175	5.00%, due 4/1/37, #914599		27,495
426,698	6.50%, due 5/1/37, #917052		476,882
1,938,827	5.50%, due 6/1/37, #918554		2,076,796
403,895	5.50%, due 6/1/37, #918705		432,637
1,702,252	6.00%, due 6/1/37, #888413		1,853,175
1,462,209	6.00%, due 6/1/37, #917129		1,591,850
175,719	7.00%, due 6/1/37, #256774		200,827
94,097	7.00%, due 6/1/37, #940234		107,541
218,484	5.00%, due 7/1/37, #944534		229,353
507,044	5.50%, due 10/1/37, #954939		543,126
713,417	6.00%, due 12/1/37, #965488		776,670
1,443,281	5.50%, due 2/1/38, #961691		1,544,407
423,649	6.00%, due 6/1/38, #984764		460,945
712,796	5.00%, due 1/1/39, #AA0835		747,306
130,870	5.00%, due 1/1/39, #AA0840		137,206
9,333	5.00%, due 1/1/39, #AA0862		9,785
28,953	5.00%, due 3/1/39, #AA4461		30,355
636,864	5.00%, due 3/1/39, #930635		667,698
21,535	5.00%, due 3/1/39, #930760		22,578
93,457	5.00%, due 3/1/39, #995948		98,171
879,284	5.00%, due 4/1/39, #930871		921,855
757,261	5.00%, due 4/1/39, #930992		793,924
590,142	5.00%, due 4/1/39, #995930		618,714
780,963	5.00%, due 6/1/39, #995896		818,774
1,065,651	4.50%, due 7/1/39, #AE8152		1,087,892
427,852	5.00%, due 7/1/39, #995895		448,566
1,556,320	4.50%, due 8/1/39, #931837		1,588,801
1,647,429	5.00%, due 8/1/39, #AC3221		1,727,189
90,468	4.50%, due 2/1/40, #AC8494		92,356
201,444	4.50%, due 2/1/40, #AD1045		205,649
143,223	4.50%, due 2/1/40, #AD2832		146,212
166,134	5.00%, due 3/1/40, #AB1186		174,177
4,798,598	5.00%, due 5/1/40, #AD6374		5,030,923
64,986	5.00%, due 6/1/40, #AD8058		68,132
496,480	5.00%, due 7/1/40, #AD4634		520,517
711,363	5.00%, due 7/1/40, #AD4994		745,803
89,674	5.00%, due 7/1/40, #AD7565		94,015
2,741,583	4.50%, due 8/1/40, #AD8035		2,798,802
678,839	4.50%, due 8/1/40, #AD8397		693,006
613,819	4.50%, due 8/1/40, #890236		626,700
1,721,485	4.50%, due 9/1/40, #AE1500		1,757,414
398,294	4.50%, due 11/1/40, #AE5162		406,606
996,001	4.50%, due 11/1/40, #AE9834		1,016,788
	FNMA TBA (a)
2,000,000	4.00%, due 3/15/25		2,055,624
2,500,000	4.00%, due 4/15/25		2,560,938
3,500,000	4.50%, due 3/1/40		3,568,359
1,000,000	4.50%, due 4/15/41		1,015,469
	GNMA Pool
37,723	7.00%, due 9/15/35, #647831		43,248
190,432	5.00%, due 10/15/35, #642220		203,359
138,528	5.00%, due 11/15/35, #550718		147,931
142,429	5.50%, due 11/15/35, #650091		155,162
121,772	5.50%, due 12/15/35, #646307		132,658
148,487	5.50%, due 4/15/36, #652534		161,343
151,696	6.50%, due 6/15/36, #652593		171,610
130,831	5.50%, due 7/15/36, #608993		142,158
325,232	6.50%, due 10/15/36, #646564		367,928
270,954	6.00%, due 11/15/36, #617294		301,132
255,992	6.50%, due 12/15/36, #618753		289,998
435,825	5.50%, due 2/15/37, #658419		473,151
990,632	6.00%, due 4/15/37, #668411		1,092,607
818,830	5.00%, due 8/15/37, #671463		871,470
428,491	6.00%, due 10/15/37, #664379		472,600
238,878	5.50%, due 8/15/38, #677224		259,262
404,307	5.50%, due 8/15/38, #691314		438,807
24,153	5.50%, due 12/15/38, #705632		26,214
3,694,785	4.50%, due 5/15/39, #717066		3,824,536
39,910	5.50%, due 6/15/39, #714262		43,316
1,641,571	5.50%, due 6/15/39, #714720		1,781,650
1,851,238	4.50%, due 7/15/39, #720160		1,916,248
5,204,309	5.00%, due 9/15/39, #726311		5,538,067
26,162	5.50%, due 1/15/40, #723631		28,394
72,808	5.50%, due 2/15/40, #680537		79,021
			120,012,154

	Total Mortgage-Backed Securities (cost $116,344,553)		120,012,154

	U.S. GOVERNMENT INSTRUMENTALITIES
	U.S. Treasury Notes	0.8%
	U.S. Treasury Note
1,000,000	0.75%, due 11/30/11		1,004,063
	Total U.S. Government Instrumentalities (cost $1,000,179)		1,004,063

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	16.9%
12,112,298	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		12,112,298
3,212,901	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (b)		3,212,901
$ 5,000,000	U.S. Treasury Bill, 0.12%, due 5/5/11 (c)		4,998,960
1,000,000	U.S. Treasury Bill, 0.16%, due 8/25/11 (c)		999,213
	Total Short-Term Investments (cost $21,322,275)		21,323,372

	Total Investments (cost $138,667,007)	112.4%	142,339,589
	Liabilities less Other Assets	(12.4)%	(15,649,306)
	TOTAL NET ASSETS	100.0%	$ 126,690,283

(a) Security purchased on a when-issued basis. As of February 28, 2011, the total cost of investments purchased on a when-issued basis was $15,736,289 or 12.4% of total net assets.
(b) Rate shown is the 7-day yield at February 28, 2011.
(c) Rate shown is the discount rate at February 28, 2011.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

PIA HIGH YIELD FUND
Schedule of Investments - February 28, 2011 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	73.1%
	Automotive	8.0%
	Stoneridge, Inc.
$ 125,000	9.50%, due 10/15/17 (b)		$ 138,750
	UCI International, Inc.
80,000	8.625%, due 2/15/19 (b)		85,600
			224,350

	Chemicals	7.5%
	Kraton Polymers LLC
100,000	6.75%, due 3/1/19 (b)		102,500
	Polymer Group LLC
100,000	7.75%, due 2/1/19 (b)		104,625
			207,125

	Construction Machinery	4.6%
	Great Lakes Dredge & Dock Corp.
125,000	7.375%, due 2/1/19 (b)		128,438

	Consumer Cyclical Services	3.6%
	GEO Group, Inc
100,000	6.625%, due 2/15/21 (b)		100,750

	Diversified Manufacturing	12.2%
	Constellation Enterprises LLC
250,000	10.625%, due 2/1/16 (b)		261,875
	Pinafore LLC
70,000	9.00%, due 10/1/18 (b)		78,225
			340,100

	Environmental	3.7%
	Casella Waste Systems, Inc.
100,000	7.75%, due 2/15/19 (b)		103,000

	Healthcare	1.8%
	Air Medical Group Holdings
45,000	9.25%, due 11/1/18 (b)		48,713

	Industrial - Other	9.7%
	RSC Equipment Rental, Inc.
100,000	8.25%, due 2/1/21 (b)		106,250
	Trimas Corp.
50,000	9.75%, due 12/15/17		55,750
	United Rentals North America, Inc.
100,000	8.375%, due 9/15/20		106,375
			268,375

	Packaging	11.1%
	Packaging Dynamics Corp.
250,000	8.75%, due 2/1/16 (b)		257,187
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17		51,000
			308,187

	Retailers	4.2%
	DirectBuy Holdings, Inc.
125,000	12.00%, due 2/1/17 (b)		117,500

	Technology	3.0%
	Commscope, Inc.
80,000	8.25%, due 1/15/19 (b)		83,400

	Transportation Services	3.7%
	Hertz Corp.
100,000	6.75%, due 4/15/19 (b)		102,500

	Total Corporate Bonds (cost $1,971,752)		2,032,438

Shares
	SHORT-TERM INVESTMENTS	25.6%
710,516	Invesco STIT - Prime Portfolio - Institutional Class, 0.13% (a)		710,516

	Total Short-Term Investments (cost $710,516)		710,516

	Total Investments (cost $2,682,268)	98.7%	2,742,954
	Other Assets less Liabilities	1.3%	36,769
	TOTAL NET ASSETS	100.0%	$ 2,779,723

	(a) Rate shown is the 7-day yield at February 28, 2011.
	(b) Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional
	buyers." As of Feburary 28, 2011, the value of these investments was $1,819,313 or
	65.4% of total net assets.

Credit Default Swaps on Credit Indices
Sell Protection

		Receive
		Fixed	Expiration	Notional	Unrealized
Counterparty	Reference Index	Rate	Date	Amount	Appreciation

Barclays Bank PLC	CDX.NA.HY.15	5.00%	12/20/15	$450,000	$6,234

PIA MODERATE DURATION BOND FUND
Schedule of Investments - February 28, 2011 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	30.9%

	Aerospace	0.6%
	Boeing Capital Corp.
$ 300,000	4.70%, due 10/27/19		$ 317,062

	Agriculture	2.0%
	Archer-Daniels-Midland Co.
550,000	5.375%, due 9/15/35		557,508
	Bunge Limited Finance Corp.
400,000	8.50%, due 6/15/19		475,916
			1,033,424

	Banks	2.3%
	Bank of America Corp.
325,000	5.125%, due 11/15/14		346,186
	Citigroup, Inc.
400,000	6.125%, due 11/21/17		441,883
	Wells Fargo & Co.
400,000	4.375%, due 1/31/13		423,696
			1,211,765

	Beverages	1.1%
	Coca-Cola Enterprises, Inc.
200,000	4.25%, due 3/1/15		214,684
	Constellation Brands, Inc.
350,000	7.25%, due 5/15/17		378,000
			592,684

	Brokers	0.6%
	Goldman Sachs Group Inc.
150,000	6.15%, due 4/1/18		164,568
	Morgan Stanley
150,000	6.625%, due 4/1/18		166,053
			330,621

	Chemicals	1.4%
	CF Industries Holdings, Inc.
400,000	6.875%, due 5/1/18		442,750
	E.I. Du Pont De Nemours & Co.
250,000	5.75%, due 3/15/19		280,623
			723,373

	Construction Machinery	1.5%
400,000	Carlisle Companies, Inc.
	5.125%, due 12/15/20		395,723
400,000	Caterpillar Financial Services Corp.
	2.00%, due 4/5/13		405,924
			801,647

	Consumer Products	0.7%
400,000	Newell Rubbermaid Inc.
	4.70%, due 8/15/20		397,475

	Diversified Financial Services	0.7%
350,000	General Electric Capital Corp.
	5.00%, due 1/8/16		379,024

	Electric Utilities	0.9%
450,000	Duke Energy Carolinas
	6.10%, due 6/1/37		488,876

	Food Products	0.7%
350,000	Tyson Foods, Inc.
	7.35%, due 4/1/16		395,063

	Forest Products	0.9%
350,000	International Paper Co.
	9.375%, due 5/15/19		457,309

	Hotels	0.8%
350,000	Starwood Hotels & Resorts Worldwide
	7.875%, due 10/15/14		400,750

	Insurance	1.7%
500,000	American International Group, Inc.
	4.25%, due 5/15/13		519,277
350,000	MetLife, Inc.
	5.00%, due 6/15/15		378,812
			898,089

	Machinery	0.7%
350,000	Manitowoc Co., Inc.
	8.50%, due 11/1/20		382,375

	Media	1.1%
200,000	News America, Inc.
	5.30%, 12/15/14		221,688
300,000	Viacom, Inc
	6.25%, due 4/30/16		344,544
			566,232

	Medical/Drugs	3.6%
600,000	Amgen, Inc.
	6.40%, due 2/1/39		681,703
400,000	AstraZeneca PLC
	5.90%, due 9/15/17		458,366
400,000	GlaxoSmithKline
	5.65%, due 5/15/18		452,238
275,000	Wyeth
	5.45%, due 4/1/17		310,118
			1,902,425

	Medical Instruments	1.2%
200,000	Beckman Coulter, Inc.
	6.00%, due 6/1/15		219,426
400,000	Thermo Fisher Scientific, Inc.
	4.50%, due 3/1/21		408,433
			627,859

	Metals	0.6%
300,000	Teck Cominco Metals Ltd.
	5.375%, due 10/1/15		329,301

	Mining	1.4%
300,000	Rio Tinto Finance USA Ltd.
	6.50%, due 7/15/18		347,864
400,000	Southern Copper Corp.
	5.375%, due 4/16/20		412,736
			760,600

	Oil & Gas Drilling	1.7%
100,000	Occidental Petroleum Corp.
	6.75%, due 1/15/12		105,299
400,000	Pride International, Inc.
	6.875%, due 8/15/20		448,000
300,000	Weatherford International Ltd.
	6.00%, due 3/15/18		329,195
			882,494

	Retail	1.8%
300,000	CVS Caremark Corp.
	5.75%, due 6/1/17		333,733
350,000	Federated Retail Holdings Inc.
	5.90%, due 12/1/16		375,375
200,000	Target Corp.
	7.00%, due 1/15/38		243,325
			952,433

	Steel	0.7%
291,000	Allegheny Technologies, Inc.
	9.375%, due 6/1/19		363,909

	Telecommunications	0.7%
250,000	Sprint Nextel Corp.
	6.00%, due 12/1/16		250,625
100,000	Verizon Communications, Inc.
	7.75%, due 12/1/30		123,072
			373,697

	Tools	0.7%
400,000	Stanley Black & Decker Inc.
	5.20%, due 9/1/40		382,865

	Wireless Communications	0.8%
400,000	Motorola, Inc.
	5.375%, due 11/15/12		422,697

	Total Corporate Bonds (cost $15,435,460)		16,374,049

	SOVEREIGN BONDS	1.4%
700,000	Federal Republic of Brazil (g)
	12.50%, due 1/5/16		482,780
246,985	Republic of Chile (g)
	5.50%, due 8/5/20		243,332

	Total Sovereign Bonds (cost $729,660)		726,112

	MORTGAGE-BACKED SECURITIES	23.7%
	U.S. Government Agencies	23.7%
	FHLMC Pool
185,997	5.00%, due 7/1/37, #A62994		194,944
1,267,221	5.00%, due 4/1/38, #A75230		1,327,386
192,282	5.00%, due 2/1/39, #G05518		201,411
998,393	5.00%, due 2/1/40, #A91627		1,045,795
910,024	4.50%, due 5/1/40, #G06047		928,163
	FHLMC TBA (a)
1,250,000	4.50%, due 3/15/41		1,273,243
	FNMA Pool
515,178	5.50%, due 1/1/38, #952038		551,838
431,280	5.00%, due 4/1/38, #929301		452,161
1,025,684	5.50%, due 8/1/38, #889988		1,108,609
388,945	5.00%, due 3/1/39, #995906		408,566
1,439,580	5.00%, due 5/1/40, #AD6374		1,509,277
1,196,225	4.00%, due 1/1/41, #AH0622		1,181,245
	GNMA Pool
193,140	4.50%, due 10/15/38, #782441		200,033
549,765	4.50%, due 1/15/39, #706001		569,071
923,696	4.50%, due 5/15/39, #717066		956,134
465,788	4.50%, due 6/15/39, #720091		482,146
190,731	4.50%, due 9/15/40, #733483		197,429
			12,587,451

	Total Mortgage-Backed Securities (cost $12,619,404)		12,587,451

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	37.5%
	Federal Deposit Insurance Corporation
	Guaranteed Corporate Notes	0.9%
	General Electric Capital Corp.
450,000	2.00%, due 9/28/12		460,174

	U.S. Treasury Bonds	2.0%
	U.S. Treasury Bond
1,100,000	4.25%, due 11/15/40		1,055,312

	U.S. Treasury Notes	34.6%
	U.S. Treasury Note
400,000	1.00%, due 7/31/11 (b)		401,437
1,250,000	0.75%, due 11/30/11		1,255,079
3,900,000	1.00%, due 4/30/12		3,930,326
1,200,000	1.50%, due 7/15/12		1,218,563
1,200,000	0.75%, due 9/15/13		1,194,563
9,200,000	0.75% due 12/15/13		9,120,935
1,330,000	2.625%, due 11/15/20		1,244,589
			18,365,492

	Total U.S. Government Agencies and
	Instrumentalities (cost $19,872,617)		19,880,978

	OPEN-END FUNDS	4.4%
233,740	PIA BBB Bond Fund		2,335,061

	Total Open-end Funds (cost $2,300,000)		2,335,061

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (c) (d) (cost $0)		-

Shares/Principal Amount

	SHORT-TERM INVESTMENTS	3.3%
1,257,516	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (e)		1,257,516
712	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (b) (e)		712
$ 500,000	U.S. Treasury Bill, 0.38%, due 4/7/11 (b) (f)		499,803
	Total Short-Term Investments (cost $1,758,031)		1,758,031

	Total Investments (cost $52,715,172)	101.2%	53,661,682
	Liabilities less Other Assets	(1.2)%	(631,349)
	TOTAL NET ASSETS	100.0%	$ 53,030,333

(a) Security purchased on a when-issued basis. As of February 28, 2011, the total cost of investments purchased on a when-issued basis was $1,253,906 or 2.4% of total net assets.
(b) A portion of the security is segregated in connection with credit default swap contracts.
(c) Restricted security. The interest in the liquidating trust was acquired through a distribution on
December 9, 2003. As of February 28, 2011, the security had a cost and value of $0 (0.0% of total net assets).
(d) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(e) Rate shown is the 7-day yield at February 28, 2011.
(f) Rate shown is the discount rate at February 28, 2011.
(g) Par and market value for foreign securities are shown in U.S. dollars.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

Credit Default Swaps on Credit Indices
Sell Protection

		Receive
		Fixed	Expiration	Notional	Unrealized
Counterparty	Reference Index	Rate	Date	Amount	Depreciation

Barclays Bank PLC	CDX.NA.HY.15	5.00%	12/20/15	$1,800,000	($9,838)

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - February 28, 2011 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	8.4%
	Aerospace	0.4%
	Boeing Co.
$ 550,000	1.875%, due 11/20/12		$ 559,452

	Banks	1.0%
	Bear Stearns Companies Inc.
420,000	5.35%, due 2/1/12		438,728
	JPMorgan Chase & Co.
250,000	5.60%, due 6/1/11		253,299
	Wells Fargo & Co.
700,000	3.75%, due 10/1/14		737,777
			1,429,804

	Beverages	0.3%
	Coca Cola Enterprises Inc.
500,000	3.75%, due 3/1/12		514,524

	Brokers	0.9%
	Goldman Sachs Group Inc.
500,000	3.625%, due 8/1/12		516,981
	Morgan Stanley
750,000	5.30%, due 3/1/13		800,008
			1,316,989

	Capital Goods	0.9%
	Caterpillar Financial Services Corp.
800,000	2.00%, due 4/5/13		811,848
	John Deere Capital Corp.
484,000	5.10%, due 1/15/13		519,762
			1,331,610

	Computers	0.5%
	Hewlett Packard Co.
600,000	5.25%, due 3/1/12		628,720
150,000	4.50%, due 3/1/13		159,861
			788,581

	Diversified Financial Services
	General Electric Capital Corp.	0.4%
600,000	5.00%, due 11/15/11		618,094

	Electric Utilities	0.7%
	Duke Energy Carolinas
750,000	6.25%, due 1/15/12		787,289
	Southern California Edison Co.
255,000	5.75%, due 3/15/14		285,493
			1,072,782

	Medical-Drugs	1.7%
	Abbott Laboratories
250,000	5.60%, due 5/15/11		252,782
500,000	5.15%, due 11/30/12		537,105
	American Home Products Corp.
500,000	6.95%, due 3/15/11		501,122
	Eli Lilly & Co.
750,000	3.55%, due 3/6/12		770,713
	Merck & Co., Inc.
250,000	5.125%, due 11/15/11		258,178
	Pfizer Inc.
250,000	4.45%, due 3/15/12		259,735
			2,579,635

	Oil & Gas	0.6%
	Chevron Corp.
600,000	3.45%, due 3/3/12		615,883
	Occidental Petroleum Corp.
250,000	6.75%, due 1/15/12		263,248
			879,131

	Software	0.5%
	Oracle Corp.
700,000	4.95%, due 4/15/13		757,636

	Telecommunications	0.5%
	Verizon Communications Inc.
750,000	5.25%, due 4/15/13		812,250

			12,660,488
	Total Corporate Bonds (cost $12,543,381)

	MORTGAGE-BACKED SECURITIES	14.9%
	U.S. Government Agencies	14.9%
	FHLMC ARM Pool (a)
19,125	2.407%, due 8/1/15, #755204		19,211
19,615	2.544%, due 2/1/22, #845113		20,740
51,308	3.741%, due 10/1/22, #635206		53,737
15,153	2.518%, due 6/1/23, #845755		16,009
13,096	2.548%, due 2/1/24, #609231		13,734
531,663	2.526%, due 1/1/25, #785726		560,516
34,496	2.619%, due 1/1/33, #1B0668		34,723
982,211	2.500%, due 10/1/34, #782784		1,030,449
350,065	2.427%, due 12/1/34, #1G0018		366,206
266,973	2.911%, due 4/1/36, #847671		281,337
	FHLMC Pool
1,376,524	5.00%, due 10/1/38, #G04832		1,442,739
	FNMA ARM Pool (a)
42,645	2.695%, due 7/1/25, #555206		44,948
305,768	3.476%, due 7/1/27, #424953		307,119
98,220	2.563%, due 3/1/28, #556438		103,499
144,197	3.177%, due 6/1/29, #508399		150,969
314,447	3.517%, due 4/1/30, #562912		329,144
102,308	2.499%, due 10/1/30, #670317		102,313
15,542	2.652%, due 7/1/31, #592745		16,292
111,818	2.817%, due 9/1/31, #597196		117,357
32,949	2.402%, due 11/1/31, #610547		34,443
4,268	2.500%, due 4/1/32, #629098		4,270
559,674	2.686%, due 10/1/33, #743454		588,747
1,956,437	2.500%, due 11/1/33, #755253		2,045,000
3,131,033	3.033%, due 5/1/34, #AC5719		3,274,398
764,383	2.651%, due 7/1/34, #779693		802,187
742,648	2.479%, due 10/1/34, #795136		776,045
501,840	2.308%, due 1/1/35, #805391		523,852
247,282	2.886%, due 10/1/35, #845041		260,240
361,738	2.357%, due 10/1/35, #846171		378,139
624,650	2.364%, due 1/1/36, #849264		656,228
247,136	5.927%, due 6/1/36, #872502		257,973
1,673,049	2.650%, due 1/1/37, #906389		1,762,863
1,460,695	2.783%, due 3/1/37, #907868		1,540,763
543,900	3.410%, due 8/1/37, #949772		569,594
211,917	3.577%, due 10/1/37, #955963		224,131
305,569	3.640%, due 11/1/37, #953653		321,778
686,343	4.207%, due 11/1/37, #948183		719,875
	FNMA Pool
3,915	11.00%, due 1/1/13, #415842		3,994
1,457,781	5.00%, due 6/1/40, #AD5479		1,528,360
	GNMA II ARM Pool (a)
13,867	2.125%, due 11/20/21, #8871		14,352
90,261	2.125%, due 10/20/22, #8062		93,414
192,516	2.125%, due 11/20/26, #80011		199,241
46,611	2.125%, due 11/20/26, #80013		48,239
24,510	2.125%, due 12/20/26, #80021		25,366
12,035	3.375%, due 1/20/27, #80029		12,536
206,382	2.625%, due 7/20/27, #80094		214,176
289,891	2.625%, due 8/20/27, #80104		300,838
12,314	2.125%, due 10/20/27, #80122		12,744
104,425	3.375%, due 1/20/28, #80154		108,769
195,232	2.125%, due 10/20/29, #80331		202,051
44,509	2.125%, due 11/20/29, #80344		46,063
			22,561,711

	Total Mortgage-Backed Securities (cost $21,988,541)		22,561,711

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	47.5%
	Federal Deposit Insurance Corporation	15.5%
	Guaranteed Corporate Notes
	Bank of America Corp.
7,000,000	2.10%, due 4/30/12		7,145,040
	CitiBank N.A.
5,000,000	1.75%, due 12/28/12		5,093,755
	General Electric Capital Corp.
9,000,000	3.00%, due 12/9/11		9,188,622
2,000,000	2.00%, due 9/28/12		2,045,216
			23,472,633

	U.S. Government Agencies	8.6%
	FHLMC
7,000,000	2.125%, due 3/23/12		7,126,245
1,500,000	1.375%, due 1/9/13		1,519,142
	FNMA
4,000,000	4.75%, due 11/19/12		4,280,804
			12,926,191

	U.S. Treasury Notes	23.4%
	U.S. Treasury Note
7,000,000	0.875%, due 3/31/11		7,004,921
5,500,000	4.875%, due 7/31/11		5,609,142
5,000,000	1.00%, due 7/31/11		5,017,970
1,000,000	1.50%, due 7/15/12		1,015,469
3,300,000	0.625%, due 7/31/12		3,310,583
8,300,000	1.375%, due 9/15/12		8,414,772
5,000,000	1.375%, due 11/15/12		5,069,140
			35,441,997

	Total U.S. Government Agencies and
	Instrumentalities (cost $71,520,357)		71,840,821

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	29.0%
1,787,605	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		1,787,605
	FNMA Discount Note (c)
$ 11,000,000	0.00%, due 3/1/11		11,000,000
	U.S. Treasury Bills (c)
8,000,000	0.11%, due 3/3/11		7,999,951
13,000,000	0.16%, due 3/17/11		12,999,107
8,000,000	0.13%, due 4/7/11		7,998,935
2,000,000	0.12%, due 4/15/11		1,999,700
	Total Short-Term Investments (cost $43,785,298)		43,785,298

	Total Investments (cost $149,837,577)	99.8%	150,848,318
	Other Assets less Liabilities	0.2%	335,309
	TOTAL NET ASSETS	100.0%	$ 151,183,627

(a) Variable rate note. Rate shown reflects the rate in effect at February 28, 2011.
(b) Rate shown is the 7-day yield at February 28, 2011.
(c) Rate shown is the discount rate at February 28, 2011.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

PIA Funds
Notes to the Schedule of Investments
February 28, 2011 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.

Fixed income securities are valued at market on the basis of valuations furnished by an independent pricing service which utilizes dealer-supplied valuations, reported trades and formula-based techniques.  Most fixed income securities are categorized in Level 2 of the fair value hierarchy.

Short-term securities having a maturity of less than 60 days are valued at their amortized cost, which approximates market value and are categorized in Level 2 of the fair value hierarchy.

Investments in open-end funds are valued at their net asset value per share and are typically categorized in Level 1 of the fair value hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2011:

PIA BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$282,748,691	$-	$282,748,691
Sovereign Bonds	-	27,210,513	-	27,210,513
U.S. Government Instrumentalities	-	551,977	-	551,977
Total Fixed Income	-	310,511,181	-	310,511,181
Short-Term Investments	9,815,105	-	-	9,815,105
Total Investments	$9,815,105	$310,511,181	$-	$320,326,286

PIA MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
MMortgage-Backed Securities – U.S. Government Agencies	$-	$120,012,154	$-	$120,012,154
U.S. Government Instrumentalities	-	1,004,063	-	1,004,063
Total Fixed Income	-	121,016,217	-	121,016,217
Short-Term Investments	15,325,199	5,998,173	-	21,323,372
Total Investments	$15,325,199	$127,014,390	$-	$142,339,589

PIA High Yield Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$2,032,438	$-	$2,032,438
Total Fixed Income	-	2,032,438	-	2,032,438
Short-Term Investments	710,516	-	-	710,516
Total Investments	$710,516	$2,032,438	$-	$2,742,954
Other Financial Investments*	$-	$6,234	$-	$6,234
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include credit default swaps, which are valued at the unrealized appreciation on the instrument.

PIA Moderate Duration Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$16,374,049	$-	$16,374,049
Sovereign Bonds	-	726,112	-	726,112
Mortgage-Backed Securities	-	12,587,451	-	12,587,451
Open–End Funds	2,335,061	-	-	2,335,061
U.S. Government Instrumentalities	-	19,880,978	-	19,880,978
Total Fixed Income	2,335,061	49,568,590	-	51,903,651
Short-Term Investments	1,258,228	499,803	-	1,758,031
Total Investments	$3,593,289	$50,068,393	$-	$53,661,682
Other Financial Investments*	$-	$(9,838)	$-	$(9,838)
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include credit default swaps, which are valued at the unrealized depreciation on the instrument.

PIA Short-Term Securities Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$12,660,488	$-	$12,660,488
Mortgage-Backed Securities	-	22,561,711	-	22,561,711
U.S. Government Agencies	-	71,840,821	-	71,840,821
Total Fixed Income	-	107,063,020	-	107,063,020
Short-Term Investments	1,787,605	41,997,693	-	43,785,298
Total Investments	$1,787,605	$149,060,713	$-	$150,848,318

Refer to the Funds’ Schedule of Investments for additional information. Transfers between levels are recognized at the end of the reporting period. During the period ended February 28, 2011, the Funds recognized no significant transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the quarter ended February 28, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

PIA BBB Bond Fund

Cost of investments	$295,191,600

Gross unrealized appreciation	$26,328,538
Gross unrealized depreciation	(1,193,852)
Net unrealized appreciation	$25,134,686

PIA MBS Bond Fund

Cost of investments	$138,667,007

Gross unrealized appreciation	$4,320,988
Gross unrealized depreciation	(648,406)
Net unrealized appreciation	$3,672,582

PIA High Yield Fund

Cost of investments	$2,682,268

Gross unrealized appreciation	$64,478
Gross unrealized depreciation	(3,792)
Net unrealized appreciation	$60,686

PIA Moderate Duration Bond Fund

Cost of investments	$52,742,140

Gross unrealized appreciation	$1,151,754
Gross unrealized depreciation	(232,212)
Net unrealized appreciation	$919,542

PIA Short-Term Securities Fund

Cost of investments	$149,837,577

Gross unrealized appreciation	$1,055,630
Gross unrealized depreciation	(44,889)
Net unrealized appreciation	$1,010,741

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.  Because the PIA High Yield Fund commenced operations on December 31, 2009, the Fund’s table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    4/19/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    4/19/11

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    4/19/11
* Print the name and title of each signing officer under his or her signature.